CONSOLIDATED BALANCE SHEETS (parenthetical) $ in Millions	Dec. 31, 2018 USD ($)
Statement [Line Items]
Financial debts	$ 0	[1],[2]
Lease liabilities	89	[1],[2]
Property, plant & equipment	2,800	[1],[2]
Right-of-use assets	79	[1],[2]
Previously stated [member]
Statement [Line Items]
Financial debts	89
Property, plant & equipment	$ 79

[1]
Alcon adopted IFRS 16, Leases as of January 1, 2019 using the modified retrospective approach as described in Notes 3 and 16 to these Consolidated Financial Statements. Under the modified retrospective approach, comparative information was not restated.

[2]
The December 31, 2018 balances previously reported for a finance lease liability and corresponding asset of $89 million and $79 million, respectively, have been reclassified from "Non-current financial debts" and "Property, Plant, & Equipment" to "Non-current lease liabilities" and "Right-of-use assets", respectively.